Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Receivables [Abstract]
Trade accounts receivable	$ 377,695	$ 432,584
Unbilled accounts receivable	12,823	17,101
Gross accounts receivable	390,518	449,685
Less - allowance for doubtful accounts	(9,184)	(11,491)
Less - allowance for sales returns	(8,172)	(9,928)
Accounts receivable, net	$ 373,162	$ 428,266